Loans (Average Investment in Impaired Loans) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012
Financing Receivable, Impaired [Line Items]
Average investment in impaired loans	$ 9,908	$ 10,045
Interest income recognized on an accrual basis on impaired loans	155	151
Interest income recognized on a cash basis on impaired loans	22	27
One-to-four-family [Member]
Financing Receivable, Impaired [Line Items]
Average investment in impaired loans	9,165	9,312
Interest income recognized on an accrual basis on impaired loans	118	135
Interest income recognized on a cash basis on impaired loans	19	25
Home equity and second mortgages [Member]
Financing Receivable, Impaired [Line Items]
Average investment in impaired loans	558	672
Interest income recognized on an accrual basis on impaired loans	11	16
Interest income recognized on a cash basis on impaired loans	2	2
Commercial [Member]
Financing Receivable, Impaired [Line Items]
Average investment in impaired loans	175	52
Interest income recognized on an accrual basis on impaired loans	26
Interest income recognized on a cash basis on impaired loans	1
Consumer [Member]
Financing Receivable, Impaired [Line Items]
Average investment in impaired loans	$ 10	$ 9